Disposals - Additional Information (Detail) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Conrad Istanbul [member] USD ($)	Dec. 31, 2011 India Joint Venture [member] USD ($)	Dec. 31, 2011 India Joint Venture [member] GBP (£)	Jan. 31, 2011 Beverly Hills Office Building [member] USD ($)
Significant Acquisitions and Disposals [Line Items]
Equity method investment, ownership percentage			25.00%	26.00%	26.00%
Proceeds from sale of equity method investments			$ 17	$ 23	£ 15
Reclassification from accumulated other comprehensive income, before tax			14	8
Gain (loss) on sale of equity investments			(1)	(10)
Proceeds from asset dispositions	40	65				65
Gain (loss) on asset dispositions	$ 13					$ 16